Segmented information (Tables)	6 Months Ended
Jun. 30, 2020
Operating Segments [Abstract]
Segmented information
The following tables present financial information by segment for the three month periods ended June 30, 2020 and 2019.

FOR THE THREE MONTH PERIOD ENDED JUNE 30, 2020	NOTE	BELL WIRELESS	BELL WIRELINE	BELL MEDIA	INTER- SEGMENT ELIMINA- TIONS	BCE
Operating revenues
External customers		1,909	2,963	482	—	5,354
Inter-segment		13	80	97	(190)	—
Total operating revenues		1,922	3,043	579	(190)	5,354
Operating costs	5	(1,043)	(1,764)	(406)	190	(3,023)
Segment profit (1)		879	1,279	173	—	2,331
Severance, acquisition and other costs	6					(22)
Depreciation and amortization						(1,103)
Finance costs
Interest expense						(280)
Interest on post-employment benefit obligations	13					(11)
Impairment of assets	7					(449)
Other expense	8					(80)
Income taxes						(96)
Net earnings from continuing operations						290
Net earnings from discontinued operations						4
Net earnings						294
(1) The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.

FOR THE THREE MONTH PERIOD ENDED JUNE 30, 2019	NOTE	BELL WIRELESS	BELL WIRELINE	BELL MEDIA	INTER- SEGMENT ELIMINA- TIONS	BCE
Operating revenues
External customers		2,146	3,006	737	—	5,889
Inter-segment		14	67	105	(186)	—
Total operating revenues		2,160	3,073	842	(186)	5,889
Operating costs	5	(1,192)	(1,723)	(588)	186	(3,317)
Segment profit (1)		968	1,350	254	—	2,572
Severance, acquisition and other costs	6					(39)
Depreciation and amortization						(1,099)
Finance costs
Interest expense						(279)
Interest on post-employment benefit obligations	13					(15)
Impairment of assets	7					(1)
Other expense	8					(54)
Income taxes						(275)
Net earnings from continuing operations						810
Net earnings from discontinued operations						7
Net earnings						817
(1) The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.
The following tables present financial information by segment for the six month periods ended June 30, 2020 and 2019.

FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2020	NOTE	BELL WIRELESS	BELL WIRELINE	BELL MEDIA	INTER- SEGMENT ELIMINA- TIONS	BCE
Operating revenues
External customers		3,931	5,923	1,140	—	10,994
Inter-segment		26	156	191	(373)	—
Total operating revenues		3,957	6,079	1,331	(373)	10,994
Operating costs	5	(2,150)	(3,465)	(1,003)	373	(6,245)
Segment profit (1)		1,807	2,614	328	—	4,749
Severance, acquisition and other costs	6					(38)
Depreciation and amortization						(2,191)
Finance costs
Interest expense						(557)
Interest on post-employment benefit obligations	13					(23)
Impairment of assets	7					(456)
Other expense	8					(127)
Income taxes						(339)
Net earnings from continuing operations						1,018
Net earnings from discontinued operations						9
Net earnings						1,027
(1) The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.

FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2019	NOTE	BELL WIRELESS	BELL WIRELINE	BELL MEDIA	INTER- SEGMENT ELIMINA- TIONS	BCE
Operating revenues
External customers		4,210	5,991	1,377	—	11,578
Inter-segment		27	134	210	(371)	—
Total operating revenues		4,237	6,125	1,587	(371)	11,578
Operating costs	5	(2,377)	(3,450)	(1,168)	371	(6,624)
Segment profit (1)		1,860	2,675	419	—	4,954
Severance, acquisition and other costs	6					(63)
Depreciation and amortization						(2,189)
Finance costs
Interest expense						(560)
Interest on post-employment benefit obligations	13					(31)
Impairment of assets	7					(5)
Other income	8					51
Income taxes						(565)
Net earnings from continuing operations						1,592
Net earnings from discontinued operations						16
Net earnings						1,608
(1) The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.

Revenues by services and products
Revenues by services and products

	THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	2020	2019	2020	2019
Services(1)
Wireless	1,481	1,580	3,016	3,108
Wireline data	1,916	1,914	3,807	3,780
Wireline voice	863	897	1,735	1,804
Media	482	737	1,140	1,377
Other wireline services	58	62	120	121
Total services	4,800	5,190	9,818	10,190
Products(2)
Wireless	428	566	915	1,102
Wireline data	113	123	236	265
Wireline equipment and other	13	10	25	21
Total products	554	699	1,176	1,388
Total operating revenues	5,354	5,889	10,994	11,578
(1) Our service revenues are generally recognized over time.
(2) Our product revenues are generally recognized at a point in time.